Amortizable intangibles	12 Months Ended
Dec. 31, 2011
Amortizable intangibles

7. Amortizable intangibles

Amortizable intangible assets were comprised of the following:

	December 31,
	2011	2010
Noncompetition and other agreements	$335,012	$309,405
Lease agreements	8,081	8,466
Deferred debt financing costs	66,011	61,405

	409,104	379,276
Less accumulated amortization	(249,613)	(216,641)

Total amortizable intangible assets	$159,491	$162,635

Amortizable intangible liabilities were comprised of the following:

	December 31,
	2011	2010
Alliance and product supply agreement commitment (See Note 22)	$68,200	$68,200
Less accumulated amortization	(48,213)	(42,883)

	$19,987	$25,317

Net amortization expense from noncompetition and other agreements and the amortizable intangible liabilities was $17,568, $15,064 and $14,739 for 2011, 2010 and 2009, respectively. Lease agreements which are amortized to rent expense were $361 in 2011, $480 in 2010 and $565 in 2009, respectively. Deferred debt issuance costs are amortized to debt expense as described in Note 13 to the consolidated financial statements.

Scheduled amortization charges from intangible assets and liabilities as of December 31, 2011 were as follows:

	Noncompetition and other agreements	Deferred debt financing costs	Alliance and Product Supply Agreement liability
2012	24,453	10,552	(5,330)
2013	21,928	10,260	(5,330)
2014	19,724	9,747	(5,330)
2015	15,761	8,514	(3,997)
2016	6,669	5,017	—
Thereafter	17,520	9,346	—